Lease Right-of-Use Asset and Lease Liabilities - Schedule of Operating Lease Liability (Details) (10-K) - USD ($)	12 Months Ended	15 Months Ended
	Jul. 31, 2020	Oct. 31, 2020	Aug. 02, 2019	Jul. 31, 2019
Leases [Abstract]
Operating lease liability, Beginning balance	$ 26,772	$ 26,772
Add: additional portion (increase of leasing fee)	2,719	2,719
Less: gross repayment	(14,151)	(18,184)
Add: imputed interest	743	874
Foreign exchange translation gain	549	224
Operating lease liability, Ending balance	16,632	12,405
Less: lease liability current portion	(16,632)	$ (12,405)	$ (26,823)
Lease liability non-current portion